Leases	12 Months Ended
Mar. 31, 2026
Leases [Abstract]
Leases
13.	Leases

As of March 31, 2025 and 2026, the Company has operating leases recorded on its consolidated balance sheet for certain office spaces and facilities that expire on various dates through 2029. The Company does not plan to cancel the existing lease agreements for its existing facilities prior to their respective expiration dates. When determining the lease term, the Company considers options to extend or terminate the lease when it is reasonably certain that it will exercise or not exercise that option. All of the Company’s leases qualify as operating leases.

	As of March 31,	As of March 31,
	2025	2026
	RMB	RMB

Assets
Operating lease right-of-use assets	3,084	3,739

Liabilities
Operating lease liabilities, current	1,714	1,070
Operating lease liabilities, non-current	851	2,273
Total operating lease liabilities	2,565	3,343
Weighted average remaining lease term (years)	1.42	2.91
Weighted average discount rate	4.59%	3.35%

Information related to operating lease activity during the years ended March 31, 2024, 2025 and 2026 are as follows:

	Year ended March 31, 2024	Year ended March 31, 2025	Year ended March 31, 2026
	RMB	RMB	RMB

Operating lease right-of-use assets obtained in exchange for lease obligations	4,545	3,635	4,369

Operating lease related expenses
Amortization of right-of-use assets	17,948	9,502	2,690
Interest of lease liabilities	199	318	87
	18,147	9,820	2,777

	Year ended March 31, 2024	Year ended March 31, 2025	Year ended March 31, 2026
	RMB	RMB	RMB

Operating lease payments (included in measurement of lease liabilities)	17,977	10,114	2,702

Maturities of lease liabilities were as follows:

Year ended March 31, 2026
RMB
For the year ending March 31,
2027	1,441
2028	1,147
2029	1,055
2030 and thereafter	154
Total lease payments	3,797
Less: imputed interest	(454)
Total	3,343